UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2007.

Check here if Amendment [ ]: Amendment Number:
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       KOM Capital Management, LLC
            Knoll Capital Management, L.P.
Address:    666 Fifth Avenue
            37th Floor
            New York, New York 10103

Form 13F File Numbers:

1) KOM Capital Management, LLC: 028-11425
2) Knoll Capital Management, L.P.: 028-11424

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick G. O'Neill
Title:    Chief Operating Officer
Phone:    (212) 808-7474

Signature, Place, and Date of Signing:

/s/  Patrick G. O'Neill, New York, New York, February 5, 2008.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE




Report Summary:



Number of Other Included Managers: 0



Form 13F Information Table Entry Total:  26 Data Records



Form 13F Information Table Value Total:  $239,359
                                        ----------
                                          (x1000)

List of Other Included Managers:  NONE


------------------------------------------------------------------------------------------------------------------------------------
Column 1                             Column 2        Column 3    Column 4   Column 5                    Column 6  Column 7  Column 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF ISSUER                    TITLE OF CLASS       CUSIP       VALUE   SHRS OR PRN     SH/PR   PUT/    INV.    OTHER    VOTING
                                                                  (X1000)          AMT.            CALL   DISCR.   MNGRS.  AUTHORITY
                                                                                                                             SOLE
                                                                                                                            SHARED
                                                                                                                             NONE
-----------------------------------------------------------------------------------------------------------------------------------
Abraxis Bioscience Inc. New               COM          00383E106    4754          69130      SH             SOLE           69130
-----------------------------------------------------------------------------------------------------------------------------------
Alfacel Corp.                             COM         0154041106    6089        3540155      SH             SOLE         3540155
-----------------------------------------------------------------------------------------------------------------------------------
APP Pharmaceuticals Inc                   COM          00202H108    4240         412862      SH             SOLE          412862
-----------------------------------------------------------------------------------------------------------------------------------
Aspenbio Pharm Inc                        COM          045346103    7849         900143      SH             SOLE          900143
-----------------------------------------------------------------------------------------------------------------------------------
ATP Oil & Gas Corporation                 COM          00208J108   37770         747322      SH             SOLE          747322
-----------------------------------------------------------------------------------------------------------------------------------
Cano Petroleum Inc                        COM          137801106    5747         834050      SH             SOLE          834050
-----------------------------------------------------------------------------------------------------------------------------------
Childrens Place Retail Stores             COM          168905107    7779         300000      SH             SOLE          300000
-----------------------------------------------------------------------------------------------------------------------------------
Delta Petroleum Corp. New                 COM          247907207   12627         669882      SH             SOLE          669882
-----------------------------------------------------------------------------------------------------------------------------------
DigitalFx International Inc.              COM          25389E107      26          95797      SH             SOLE           95797
-----------------------------------------------------------------------------------------------------------------------------------
First Marblehead Corp.                    COM          320771108    4896         320000      SH             SOLE          320000
-----------------------------------------------------------------------------------------------------------------------------------
Flamel Technologies SA               Sponsored ADR     338488109   22260        2230463      SH             SOLE         2230463
-----------------------------------------------------------------------------------------------------------------------------------
Fortress Intl GRP Inc.                  *W Exp         34958D110     108         200000      SH             SOLE          200000
                                       07/12/2009
-----------------------------------------------------------------------------------------------------------------------------------
Hercules Offshore Inc                     COM          427093109    9611         404156      SH             SOLE          404156
------------------------------------------------------------------------------------------------------------------------------------
Hythiam Inc                               COM          44919F104   11167        3811372      SH             SOLE         3811372
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
Column 1                             Column 2        Column 3    Column 4   Column 5                    Column 6  Column 7  Column 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF ISSUER                    TITLE OF CLASS       CUSIP       VALUE   SHRS OR PRN     SH/PR   PUT/    INV.    OTHER    VOTING
                                                                  (X1000)          AMT.            CALL   DISCR.   MNGRS.  AUTHORITY
                                                                                                                             SOLE
                                                                                                                            SHARED
                                                                                                                             NONE
------------------------------------------------------------------------------------------------------------------------------------
Medicinova Inc.                         COM NEW        58468P206    1380         300000      SH             SOLE          300000
------------------------------------------------------------------------------------------------------------------------------------
Medivation Inc.                           COM          58501N101   44349        3079825      SH             SOLE         3079825
------------------------------------------------------------------------------------------------------------------------------------
Novelos Therapeutics Inc.(1)              COM          6700M100     4835        1415380      SH             SOLE         1415380
------------------------------------------------------------------------------------------------------------------------------------
Parker Vision                             COM          701354102   25195        1592583      SH             SOLE         1592583
------------------------------------------------------------------------------------------------------------------------------------
Rodman & Renshaw Cap GP Inc.              COM          77487R100    1455         447756      SH             SOLE          447756
------------------------------------------------------------------------------------------------------------------------------------
Santarus Inc.                             COM          802817304     497         180900      SH             SOLE          180900
------------------------------------------------------------------------------------------------------------------------------------
Sequenom Inc.                           COM NEW        817337405    2347         245800      SH             SOLE          245800
------------------------------------------------------------------------------------------------------------------------------------
Storm Cat                                 COM          862168101     579         793650      SH             SOLE          793650
------------------------------------------------------------------------------------------------------------------------------------
Sulphco Inc.                              COM          865378103   22614        4332100      SH             SOLE         4332100
------------------------------------------------------------------------------------------------------------------------------------
Telkonet Inc.                             COM          879604106       8          10100      SH             SOLE           10100
------------------------------------------------------------------------------------------------------------------------------------
US Energy Corp. WYO                       COM          911805109     141          33193      SH             SOLE           33193
------------------------------------------------------------------------------------------------------------------------------------
XCorporeal Inc.                           COM          98400P104    1036         142858      SH             SOLE          142858
------------------------------------------------------------------------------------------------------------------------------------


    ----------------------

     (1) * Securities of Novelos Therapeutics Inc. are not listed on the U.S. Securities and Exchange Commission's Official List of
     13f Securities as a 13F Security as defined in Section 13(f) of the Securities Exchange Act of 1934. However, KOM Capital
     Management, LLC and Knoll Capital Management, L.P. have chosen to include these securities for informational purposes.
